                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/03

Check here if Amendment [X]; Amendment Number:
                                               ------
 This Amendment (Check only one.):   [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second National Bank, Wealth Mgmt Dept.
          -----------------------------------------
Address:  105 High St. NE
          ------------------------------------------
          Warren, OH 44482-1311
          ------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Esther J. Stroup
       ----------------------
Title: Vice President
       ----------------------
Phone: 330-841-0968
       ----------------------

Signature, Place, and Date of Signing:

/s/  Esther J. Stroup                   Warren, OH          10/8/03
------------------------           --------------------    ----------
      [Signature]                      [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number    Name

  28-
     ----------------     ------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                  NAME OF ISSUER                TITLE OF CLASS     CUSIP       VALUE X$1000       SHS        SOLE        SHARED
----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc Com                        Equity           00184A105              441.000      29186       12300         7936
Abbott Labs                                    Equity           2824100                948.014      22280       15700         6140
Alcoa CO Of America                            Equity           13817101               482.076      18428       15010         1220
Allstate Corp                                  Equity           20002101               330.743       9054        2300         1854
Alltel Corp                                    Equity           20039103              3253.902      70218       16836        51813

Altria Group Inc Com                           Equity           02209S103              582.540      13300        7150         4950
Ameren Corp                                    Equity           23608102               287.282       6695         515         6180
American Elec Pwr Inc                          Equity           25537101               272.760       9092        2312         6705
American Express CO                            Equity           25816109               817.839      18150        3450        13200
American Intl Group                            Equity           26874107              1325.369      22970       17693         4535
Amgen Corp                                     Equity           31162100              1626.420      25208       18360         5500
Anheuser-Busch                                 Equity           35229103              1172.417      23762       16640         6730

Anthem Inc                                     Equity           03674B104              592.039       8300        6700         1500
Aquila Inc Del New Com                         Equity           03840p102               84.162      24900        3600        20550
Automatic Data Processing Inc                  Equity           53015103               856.600      23894       17880         5730
BP PLC - Sponsored ADR                         Equity           55622104              2392.501      56829        4485        34374
Baker Hughes Inc                               Equity           57224107               371.798      12565       10130          100
Bank Of America Corp                           Equity           60505104               891.529      11424       11071          100
Bank New York Inc                              Equity           64057102               949.859      32630       14965        16100

Bank One Corp Com                              Equity           06423A103             3038.547      78617       34492         8462
Becton Dickinson & CO                          Equity           75887109               405.266      11220        8270         2820
Bellsouth Corp                                 Equity           79860102              1091.648      46100       13152        30360
Bristol Myers Squibb CO                        Equity           110122108             2288.795      89197       33230        52767
Centex Corp                                    Equity           152312104              249.216       3200        3200            0
ChevronTexaco Corp Com                         Equity           166764100             2003.529      28041       10448        16682

Cisco Systems Inc                              Equity           17275R102             1515.228      77347       46500        20650
Citigroup Inc                                  Equity           172967101             1909.418      41956       14552        22980
Clorox CO                                      Equity           189054109              238.524       5200        5200            0
Colgate-Palmolive CO                           Equity           194162103              378.599       6774        6230          100

Comcast Corp New Cl A                          Equity           20030N101              649.223      21065       11369         7936

ConocoPhillips Com                             Equity           20825C104              536.167       9793         233             0
Consolidated Edison Inc                        Equity           209115104             1613.077      39575         432        39143
Corning Inc                                    Equity           219350105              159.198      16900         200        15500
Danaher Corp                                   Equity           235851102              441.683       5980        5780          100

Dell, Inc.                                     Equity           24702R101             1134.743      33954       22610         9400

Dominion Resources Inc VA New Com              Equity           25746U109             6560.905     105992        9571        95621
Du Pont E I DE Nemours & CO                    Equity           263534109              553.018      13822        5522         8100
Duke Energy Corporation                        Equity           264399106              692.880      38904        1540        36564
EMC Corp                                       Equity           268648102              205.869      16300        1700         6600
Emerson Elec CO                                Equity           291011104             1045.576      19859       12840         5300

Entergy Corp New                               Equity           29364G103              281.580       5200        5200            0

Exxon Mobil Corp Com                           Equity           30231G102             8957.045     244728       84907       130333
Fpl Group Inc                                  Equity           302571104              719.751      11388        2788         8200
Farmers National Bank Canfield                 Equity           309627107              185.706      11296       11296            0

                                                     voting auth   voting auth
-------------------------------------------------------------------------------------------------
                  NAME OF ISSUER             OTHER      VT SOLE      VT SHARED       VT OTHER
-------------------------------------------------------------------------------------------------
AOL Time Warner Inc Com                         8950         19836              0           9350
Abbott Labs                                      440         21640              0            640
Alcoa CO Of America                             2198         14880              0           3548
Allstate Corp                                   4900          9054              0              0
Alltel Corp                                     1569         68434              0           1784

Altria Group Inc Com                            1200          7750              0           5550
Ameren Corp                                        0          6695              0              0
American Elec Pwr Inc                             75          9092              0              0
American Express CO                             1500         18150              0              0
American Intl Group                              742         22048              0            922
Amgen Corp                                      1348         21410              0           3798
Anheuser-Busch                                   392         23040              0            722

Anthem Inc                                       100          7990              0            310
Aquila Inc Del New Com                           750         24150              0            750
Automatic Data Processing Inc                    284         23010              0            884
BP PLC - Sponsored ADR                         17970         51141              0           5688
Baker Hughes Inc                                2335          9780              0           2785
Bank Of America Corp                             253         10991              0            433
Bank New York Inc                               1565         30525              0           2105

Bank One Corp Com                              35663         68160           6116           4341
Becton Dickinson & CO                            130         10870              0            350
Bellsouth Corp                                  2588         42020              0           4080
Bristol Myers Squibb CO                         3200         85197              0           4000
Centex Corp                                        0          3200              0              0
ChevronTexaco Corp Com                           911         27103              0            938

Cisco Systems Inc                              10197         60690            260          16397
Citigroup Inc                                   4424         34898              0           7058
Clorox CO                                          0          5200              0              0
Colgate-Palmolive CO                             444          5960              0            814

Comcast Corp New Cl A                           1760         19285              0           1780

ConocoPhillips Com                              9560          9793              0              0
Consolidated Edison Inc                            0         38900              0            675
Corning Inc                                     1200         16900              0              0
Danaher Corp                                     100          5700              0            280

Dell, Inc.                                      1944         32360              0           1594

Dominion Resources Inc VA New Com                800        105515              0            477
Du Pont E I DE Nemours & CO                      200         10822              0           3000
Duke Energy Corporation                          800         38904              0              0
EMC Corp                                        8000          9200              0           7100
Emerson Elec CO                                 1719         15990              0           3869

Entergy Corp New                                   0          5200              0              0
Exxon Mobil Corp Com                           29488        234572           4000           6156
Fpl Group Inc                                    400         10988              0            400
Farmers National Bank Canfield                     0         11296              0              0

Fannie Mae                                     Equity           313586109             1958.369      27897       17750         9830

Federated International Equity CL A #345       Equity           31420G101              159.945      11910        2141         9768
First Data Corp.                               Equity           319963104              507.972      12712        8920         3552

First Place Financial Corp.                    Equity           33610T109              556.818      31370       29710         1160
Firstenergy Corp Com                           Equity           337932107              217.941       6832        5043         1349
General Electric Company                       Equity           369604103             5612.746     188284       90387        89775
General Motors Corp                            Equity           370442105              610.676      14920        2464        11344
Gillette CO Del                                Equity           375766102              403.556      12619        9390         2650
Hawk Corp                                      Equity           420089104              487.620     120400        2100        60000
Hewlett Packard Calif                          Equity           428236103              340.833      17605        9236         6156
Home Depot Inc.                                Equity           437076102              767.755      24105       19908         2270
Huntington Bancshares Inc                      Equity           446150104              801.821      40394       13429        26965
Intel Corp                                     Equity           458140100             1370.111      49786       29960        15140
Internatl Business Machines                    Equity           459200101             3687.866      41751       15100        24500

J P Morgan Chase & CO Com                      Equity           46625H100             1176.317      34265        1457        29688
Johnson And Johnson NJ                         Equity           478160104              984.458      19880       14030         3780
Johnson Ctls Inc                               Equity           478366107              467.702       4944        1000         3944
Eli Lilly And CO                               Equity           532457108             1291.950      21750        7320        14100
Lockheed Martin Corp Com                       Equity           539830109              312.897       6780        6570          100
Lowe's Company Inc.                            Equity           548661107              293.754       5660         100         5460
Lucent Technologies Inc                        Equity           549463107               66.282      30686        5458        10052
MBNA Corporation Com                           Equity           55262L100              373.031      16361       11211            0
Masco Corp                                     Equity           574599106              418.118      17080       15830          250
McCormick                                      Equity           579780206              375.928      13710       12790          820
Medtronic Inc                                  Equity           585055106              347.208       7400        3500         1100
Merck & CO Inc                                 Equity           589331107             1240.747      24511        8918         6368
Microsoft Corp                                 Equity           594918104             1175.162      42272       25120         8752
Middlefield Banc Corp                          Equity           596304204              246.025       7570           0         7570
Morgan Stanley Dean Witter & CO                Equity           617446448              272.484       5400           0            0
Motorola Inc                                   Equity           620076109              142.086      11890        2545         8000
Mylan Laboratories Inc                         Equity           628530107              235.649       6097          97            0
National City Corp                             Equity           635405103             1594.375      54120       12450        40498
National Fuel Gas                              Equity           636180101              404.331      17695       15390         2010
Neuberger Berman Genesis  Institutional        Equity           641233200             1030.305      32949           0            0

Oracle Corp                                    Equity           68389X105              443.104      39387       22300        14682
Pnc Finl Corp                                  Equity           693475105             1720.017      36150         150        36000

PPL Corp Com                                   Equity           69351T106              272.645       6658        6270          100
Panera Bread Company                           Equity           69840W108             1094.188      26681         445         3300
Pepsico Inc                                    Equity           713448108              585.203      12769        9522         2557
Pfizer Inc                                     Equity           717081103             3945.967     129887       78489        26650
Procter & Gamble CO                            Equity           742718109              721.768       7776        4626         3150
Progress Energy Inc Com                        Equity           743263105              957.357      21533        6589        14753

Progress Energy Inc Contigent Value
Obligat                                        Equity           743263AA3                3.292      11350        1200        10000

SBC Communications Inc                         Equity           78387G103             1886.422      84783       24069        53914
Schering-Plough Corp                           Equity           806605101              342.519      22475        9750         8100
Schlumberger Ltd                               Equity           806857108              698.170      14425        9420         2800
Second Bancorp Inc                             Equity           813114105            22268.846     817505      136683       641811

Second Bancorp Cap Pfd                         Preferred Stock  81311X200              308.881      26906         500        14700


Fannie Mae                                        317         24930              0           2967

Federated International Equity CL A #345            0         11910              0              0
First Data Corp.                                  240         12072              0            640

First Place Financial Corp.                       500         30370              0           1000
Firstenergy Corp Com                              440          6392              0            440
General Electric Company                         8122        169962              0          18322
General Motors Corp                              1112         13920              0           1000
Gillette CO Del                                   579          9310              0           3309
Hawk Corp                                       58300         60400              0          60000
Hewlett Packard Calif                            2213         10708              0           6897
Home Depot Inc.                                  1927         21058              0           3047
Huntington Bancshares Inc                           0         40394              0              0
Intel Corp                                       4686         41340           1920           6526
Internatl Business Machines                      2151         35710           3600           2441

J P Morgan Chase & CO Com                        3120         31675              0           2590
Johnson And Johnson NJ                           2070         16070              0           3810
Johnson Ctls Inc                                    0          4944              0              0
Eli Lilly And CO                                  330         21190              0            560
Lockheed Martin Corp Com                          110          6410              0            370
Lowe's Company Inc.                               100          5560              0            100
Lucent Technologies Inc                         15176         16110              0          14576
MBNA Corporation Com                             5150         11711              0           4650
Masco Corp                                       1000         15250              0           1830
McCormick                                         100         13040              0            670
Medtronic Inc                                    2800          3600              0           3800
Merck & CO Inc                                   9225         20286            300           3925
Microsoft Corp                                   8400         33992              0           8280
Middlefield Banc Corp                               0          7570              0              0
Morgan Stanley Dean Witter & CO                  5400          3200              0           2200
Motorola Inc                                     1345          4990              0           6900
Mylan Laboratories Inc                           6000          6097              0              0
National City Corp                               1172         51720              0           2400
National Fuel Gas                                 295         16900              0            795
Neuberger Berman Genesis  Institutional         32949             0              0          32949

Oracle Corp                                      2405         34282              0           5105
Pnc Finl Corp                                       0         36150              0              0

PPL Corp Com                                      288          6130              0            528
Panera Bread Company                            22936          3745              0          22936
Pepsico Inc                                       690         11839              0            930
Pfizer Inc                                      24748        117035              0          12852
Procter & Gamble CO                                 0          5926              0           1850
Progress Energy Inc Com                           191         21533              0              0

Progress Energy Inc Contigent Value
Obligat                                           150         11350              0              0

SBC Communications Inc                           6800         77723              0           7060
Schering-Plough Corp                             4625         16250              0           6225
Schlumberger Ltd                                 2205          9220              0           5205
Second Bancorp Inc                              39012        724689           3000          89816

Second Bancorp Cap Pfd                          11706         15510              0          11396

Simon Property Group                           Equity           828806109              632.346      14510       10710         3700

Sky Finl Group Inc                             Equity           83080P103              256.456      11393       10500            0
Sprint Corp                                    Equity           852061100             1927.002     127616       13752       113864
Sprint Corp Pcs                                Equity           852061506              304.446      53132           0        52982

Stoneridge Inc                                 Equity           86183P102            40939.578    2783112     2755412            0
Sun Microsystems                               Equity           866810104               68.848      20800       19200          800
Sysco Corp                                     Equity           871829107              575.696      17600       17600            0
Templeton Foreign Fund Advisor Class           Equity           880196506              701.734      72344           0            0

3M Co Com                                      Equity           88579Y101              718.190      10398        8860          360
Tri-St 1st Bank Inc Ohio                       Equity           895665107              359.328      22458           0            0
US Bancorp Del Com New                         Equity           902973304              564.317      23523           0        23523
United Technologies Corp                       Equity           913017109              308.965       3998        3798            0

Valero Energy Corp Com Stk                     Equity           91913Y100              354.763       9270        8240          850

Verizon Communications Com St                  Equity           92343V104             3262.426     100568       24230        72950
Wal Mart Stores Inc                            Equity           931142103             1150.733      20604       15100         2484
Walgreen CO                                    Equity           931422109              429.266      14010       12610          650
Wells Fargo & Co Com                           Equity           949746101              869.784      16889       10005         6050
Wyeth Com                                      Equity           983024100              881.663      19125        9825         9100

Global Santa Fe Corp                           Equity           G3930E101              285.005      11900       11270          530

T-Bolts Acquisition, Inc Class B Non-Voting    Equity           U72044768               70.000      35000           0            0
Masterpiece Painting Company                   Equity           U9600002               400.000        250           0          250




Simon Property Group                                 100         13960              0            550

Sky Finl Group Inc                                   893         11393              0              0
Sprint Corp                                            0        123918              0           3698
Sprint Corp Pcs                                      150         52184              0            948

Stoneridge Inc                                     27700       2783112              0              0
Sun Microsystems                                     800         20700              0            100
Sysco Corp                                             0         17600              0              0
Templeton Foreign Fund Advisor Class               72344             0              0          72344

3M Co Com                                           1178          8886              0           1512
Tri-St 1st Bank Inc Ohio                           22458         14540              0           7918
US Bancorp Del Com New                                 0         23523              0              0
United Technologies Corp                             200          3798              0            200

Valero Energy Corp Com Stk                           180          8850              0            420

Verizon Communications Com St                       3388         97215              0           3353
Wal Mart Stores Inc                                 3020         17614              0           2990
Walgreen CO                                          750         12760              0           1250
Wells Fargo & Co Com                                 834         15575              0           1314
Wyeth Com                                            200         19125              0              0

Global Santa Fe Corp                                 100         11370              0            530

T-Bolts Acquisition, Inc Class B Non-Voting        35000             0              0          35000
Masterpiece Painting Company                           0           250              0              0

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                   ---------------------

Form 13F Information Table Entry Total:
                                       -----------------

Form 13F Information Table Value Total:
                                       -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.         Form 13F File Number              Name

     1           28-                            /s/ Dave Thiconir
    ---             ------------------          -----------------


    [Repeat as necessary.]

     #
     2           28-                            /s/ David Potter
    ---             ------------------          -----------------



10